Trade and Other Receivables (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Schedule of accounts and other receivables

	December 31,	December 31,
	2022	2021
Trade accounts receivable	$720,085	$29,457
Sales taxes receivable	91,416	212,900
Other receivables	424,118	—
	$1,235,619	$242,357

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—